Income Taxes (Details) - Schedule of federal statutory income tax	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of federal statutory income tax [Abstract]
Federal tax at statutory rate	$ (1,635,786)
State taxes	(543,984)
Nondeductible expenses	(308,449)
Research and development credit	(897,331)
FIN 48 reserve
Foreign Tax Rate Difference	1,779
Stock Compensation	150,330
True-up and Rate Change	26,751
Valuation allowance	3,207,490
Total	$ 800